Revenues (Tables)	12 Months Ended
Aug. 31, 2024
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	2024	2023	2022
	$	$	$
Sales of boats	1,752,750	1,287,979	2,459,365
Sales of parts and boat maintenance	95,168	324,720	97,721
Boat rental and boat club membership revenue	1,946,427	4,038,803	4,793,860
	3,794,345	5,651,502	7,350,946

Revenues from external customers for the fiscal year ended August 31, 2024 were primarily from the U.S. The table below provides the breakdown disclosed in comparative periods:

	Sale of	Rental of	2023
	electric boats	electric boats	Total
	$	$	$
Canada	348,570	—	348,570
USA	1,078,124	4,038,803	5,116,927
Other	186,005	—	186,005
	1,612,699	4,038,803	5,651,502

	Sale of	Rental of	2022
	electric boats	electric boats	Total
	$	$	$
Canada	557,639	—	557,639
USA	1,292,666	4,793,861	6,086,527
Other	706,780	—	706,780
	2,557,085	4,793,861	7,350,946